Cash Dividend - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 28, 2017	Nov. 29, 2016	Nov. 11, 2015	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Jan. 12, 2018	Jan. 06, 2017	Jan. 06, 2016
Cash dividend declared per ordinary share	$ 0.1125	$ 0.1125	$ 0.2250
Ordinary shares, Outstanding				133,275,521	131,854,773		132,804,973	131,854,773	140,219,033
Dividends	$ 14,949	$ 14,839	$ 31,138	$ 14,949	$ 14,839	$ 31,138